Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2018	Apr. 01, 2017	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax Liabilities, Net			$ 0	$ 0
Deferred Tax Assets, Operating Loss Carryforwards			$ 0	$ 0
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		16.50%	16.50%	16.50%	16.50%
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member] | Subsidiaries [Member]
Operating Loss Carryforwards			$ 8,074	$ 5,545
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member] | First HK$2.0 Million Profits [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	8.25%
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member] | Subsequent Profits [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%